UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.
(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005
(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4519

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Item 1. Reports to Stockholders.

Directors
J. Morton Davis
Daniel Harvey
Dov Perlysky
Howard Spindel
Leonard Toboroff
  ENGEX, Inc.
Officers
J. Morton Davis, Chairman of the Board
and President
David Nachamie, Secretary
Michael Siciliano, Treasurer

Custodian
Bank of America
100 Federal Street, 17th Floor                                                                   FINANCIAL STATEMENTS
Boston, Massachusetts 02110                                                                and
    SEMI-ANNUAL REPORT
Transfer Agent
American Stock Transfer & Trust Co., LLC
6201 15th Avenue                                                                              March 31, 2013
Brooklyn, New York 11219
Toll Free: (800) 937-5449
Website: www.amstock.com
E-mail: info@amstock.com

Independent Accountants                                                                      ENGEX, INC. is listed
EisnerAmper LLP                                                                                      Over The Counter
750 Third Avenue                                                                                     Symbol – EXGI
New York, New York 10017
Engex, Inc.
44 Wall Street
New York, New York 10005
(212) 495-4200
http://www.engexinc.com/

This Semi-Annual Report is available on our website at http://www.engexinc.com/

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2013

(UNAUDITED)

Assets:

Investment in securities at fair value (identified cost, $11,918,074)	$6,004,612

Cash and cash equivalents	5,264

GFK Receivable	168,561

Prepaid expenses	301

TOTAL ASSETS		$6,178,738

Liabilities:

Accrued expenses	86,136

TOTAL LIABILITIES		86,136

COMMITMENTS AND CONTINGENCIES

NET ASSETS APPLICABLE TO OUTSTANDING SHARES		$6,092,602

NET ASSET VALUE PER SHARE		$ 3.74

NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

Common stock - $0.10 par value:

Authorized – 2,500,000 shares, Issued – 1,626,938 shares		$ 162,693

Additional paid-in capital		17,891,905

Unrealized depreciation on investments		(5,913,462)

Unrealized loss GFK receivable		(11,294)

Cumulative net realized loss from investment transactions		(3,197,075)

Accumulated net investment loss		(2,840,165)

NET ASSETS		$6,092,602

The accompanying notes are an integral part of this statement.

SCHEDULE OF PORTFOLIO INVESTMENTS

March 31, 2013

(UNAUDITED)

	Number of Shares	Fair Value
COMMON STOCK* (98.6%)**

Biotechnology (97.4%)**

Enzo Biochem, Inc.	1,216,196	$3,040,490
MiMedx Group Inc.	451,092	2,296,058
MRI Interventions, Inc.	493,784	597,479
		5,934,027
Technology (0%)**

Silverstar Holdings Ltd.	51,600	129

Gaming Industry (0.4%)**

American Vantage Company	474,500	23,725

TOTAL COMMON STOCK (cost $9,294,618)		5,957,881

FIXED INCOME (0.8%)**

MRI Interventions, Inc. 3.5% Note due 2020 (cost $30,200)		46,731

TOTAL INVESTMENT IN MARKETABLE SECURITIES (IDENTIFIED COST, $9,324,818)		$6,004,612

PRIVATE INVESTMENTS* (0%)**

LifeSync Holdings, Inc.	4,675	$0
Corente, Inc.	11,793	0

TOTAL PRIVATE INVESTMENTS (COST, $2,593,256)		$0

TOTAL INVESTMENT IN MARKETABLE SECURITIES AND PRIVATE INVESTMENTS		$6,004,612
(IDENTIFIED COST, $11,918,074)

    *Non income-producing securities
  **The percentage shown for each investment category in the Portfolio of Investments is based on Net Assets

The accompanying notes are an integral part of this statement.

STATEMENT OF OPERATIONS

For The Six Months Ended March 31, 2013

 (UNAUDITED)

INVESTMENT INCOME:

Dividends & Interest		$2

EXPENSES:

Professional fees	63,000

Insurance	1,212

Custodian and transfer agent fees	7,443

Directors’ fees and expenses	9,625

State and local taxes other than income taxes	6,552

Miscellaneous	880

Management Fee	29,827

TOTAL EXPENSES BEFORE WAIVER OF MANAGEMENT FEE	118,539

LESS: WAIVER OF MANAGEMENT FEE	(8,898)

TOTAL EXPENSES AFTER WAIVER OF MANAGEMENT FEE		109,641

NET INVESTMENT LOSS		(109,639)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS		40,302

UNREALIZED LOSS GFK RECEIVABLE		(11,294)

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS		1,102,173
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS		1,131,181

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$1,021,542

The accompanying notes are an integral part of this statement.

STATEMENT OF CHANGES IN NET ASSETS

For The Six Months Ended March 31,

(UNAUDITED)

	2013	2012
INCREASE IN NET ASSETS FROM OPERATIONS:

Net investment loss	$(109,639)	$(106,259)

Net realized gain (loss) on investments	40,302	(183,966)

Unrealized (loss) GFK Receivable	(11,294)	--

Net change in unrealized depreciation on investments	1,102,173	483,890

NET INCREASE IN NET ASSETS FROM OPERATIONS	1,021,542	193,665

NET ASSETS – BEGINNING OF PERIOD	5,071,060	4,083,042

NET ASSETS – END OF PERIOD	$6,092,602	$4,276,707

The accompanying notes are an integral part of this statement.

STATEMENT OF CASH FLOWS

For The Six Months Ended March 31, 2013

(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets from operations	$1,021,542

Adjustments to reconcile net increase in net assets to net cash used in operating activities:
Net change in unrealized depreciation on investments	(1,102,173)
Net change in unrealized loss - GFK receivable	11,294
Net realized gain on investments	(40,302)
Proceeds from disposition of common stock	41,526
Decrease in prepaid expenses	1,213
Decrease in receivable – related party	40,000
Decrease in accrued expenses	26,401
Net cash used in operating activities and net decrease in cash and cash equivalents	(499)

Cash – beginning of period	5,763
Cash – end of period	$5,264

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for income taxes	$4,625

The accompanying notes are an integral part of this statement.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Engex, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company.  The investment objective of the Fund is capital appreciation.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)
SECURITY TRANSACTIONS – Security transactions are accounted for on the trade dates the securities are purchased or sold. Dividend income and distributions to stockholders, if any, are recorded on the ex-dividend date.

(b)
SECURITY VALUATION – Portfolio securities listed or traded on domestic securities exchanges (including Nasdaq) are valued at the last sale price on the exchange where the security is principally traded.  If there have been no trades  during that week, or for over the counter securities, such securities are valued at the mean of the most recent bid and asked prices, except in the case of open short positions, when the asked price is used for valuation purposes.  Bid price is used when no asked price is available.

Investments for which quotations are not readily available are valued at fair value, as determined by Management in accordance with guidelines adopted by the Fund’s Board of Directors after taking into consideration market conditions and operational progress.  These estimated values may not reflect amounts that could ultimately be realized upon sale.  The estimated fair values also may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

(c)	FEDERAL INCOME TAXES – The Fund does not qualify under subchapter M of the Internal Revenue Code as a regulated investment company, and accordingly, is taxed as a regular corporation.

(d)
USE OF ACCOUNTING ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

NOTE 2.  INVESTMENT ADVISER AND TRANSACTIONS WITH RELATED PARTY
The Fund has entered into an investment advisory agreement (the “Agreement”) with American Investors Advisors, Inc. (“Advisors”) which is wholly owned by the Chairman of the Fund (the “Chairman”).  Certain officers of Advisors are also officers of the Fund.  Under this Agreement, Advisors will serve as an investment adviser of the Fund for a management fee computed at an annual rate of 1.0% of the Fund’s average weekly net assets.  At its meeting held on October 17, 2012, the Board of Directors, including a majority of the Independent Directors voting separately, approved the continuation of the Agreement for an additional one-year period.

On November 30, 2012, Advisors terminated its voluntary waiver of its management fee.

Had the management fee not been voluntarily waived for October and November, 2012, the Fund’s net increase in Net Assets resulting from operations for the six months ended March 31, 2013 would have been approximately $8,898 or .09% lower

The accompanying notes are an integral part of this statement.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 3.  INVESTMENT TRANSACTIONS
For the six months ended March 31, 2013, sales and purchases of common stock and private investments were $41,526 and $0, respectively.  Gross unrealized appreciation amounted to $1,554,702 and gross unrealized depreciation amounted to $452,529 for the six months ended March 31, 2013.

During fiscal 2009, Etilize, one of the Fund’s private investment interests, was acquired by a foreign company (the “Purchaser”). The purchase price called for three Closing Price Payments from the Purchaser. The First Closing Price Payment was received on January 7, 2009.  The Second Closing price payment was not received due to contingencies not being met.  The Third Closing price payment amount was finalized in April 2013.  The finalized amount was lower than the previously reported receivable of $179,855 as of September 30, 2012.  The difference of $11,294 is reported in the Statement of Operations as unrealized loss in GFK receivable. The balance of the GFK receivable, $168,561, is reported as a separate line item in the Statement of Assets and Liabilities.  On April 19, 2013 the Fund received $116,100 which represents 70% of the third and final payment.  The 30% balance will be paid, plus interest, in three equal payments on April 30, 2013, August 31, 2013 and December 31, 2013.  As of the date of filing this report, the April 30, 2013 installment has been collected.

NOTE 4.  FAIR VALUE MEASUREMENTS
Investments in securities are carried at fair value.  Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment.

Fair Value Measurements - The applicable accounting pronouncement on fair value measurements clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of the fair value measurements. Under the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The most significant element of the fair value standard is the development of a three-level fair value hierarchy. The three levels of the hierarchy and the material input considerations are as follows:

Fair Value Hierarchy
Level 1 Inputs – include unadjusted quoted prices for identical investments or liabilities in active markets.  An active market is defined as a market in which transactions for the investment or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis.

Level 2 Inputs –  inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Fund.

Level 3 Inputs – valuations are based on unobservable inputs which include option-pricing models using historical volatility, the Fund’s own data or assumptions as a multiple of earnings or discounted cash flow, projections and forecasts made available to the Fund by the private investment entities and other similar financial and operational information not available to, or observable by, the public domain.

The accompanying notes are an integral part of this statement.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  Availability of observable inputs can vary and is affected by a variety of factors.  Advisors uses judgment in determining fair value of assets and liabilities and Level 3 assets and liabilities involve greater judgment than Level 1 or Level 2 assets or liabilities.

Investments are classified within Level 3 of the fair value hierarchy because they trade infrequently (or not at all) and therefore have little or no readily available pricing.  Private Investments are classified within Level 2 and 3 of the fair value hierarchy.  Management’s estimate of the fair value of private investments is based on most recent information provided by the management of the investee companies, including but not limited to, financial statements and most recent capital financing transactions.

When a pricing model is used to value Level 3 investments, inputs to the model are adjusted when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions, offering in the equity or debt capital markets, and changes in financial rations or cash flows.

    A summary of the inputs used as of March 31, 2013 in valuing each of the Fund’s assets were:

	Level 1 – Quoted prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total Fair Value at March 31, 2013
Common Stock:
American Vantage Companies	$ 23,725	$--	$--	$ 23,725
Enzo Biochem, Inc.	3,040,490	--	--	3,040,090
MRI Interventions, Inc.	597,479	--	--	597,479
MiMedx Group, Inc.	2,296,058	--	--	2,296,058
Silverstar Holdings Ltd	129	--	--	129

Total Investment in Common Stock	$ 5,957,881	$--	$--	$ 5,957,881

Fixed Income:
MRI Interventions, Inc. Note*	--	--	$46,731	$46,731

Total Fixed Income	$--	$--	$46,731	$46,731

Total Marketable Securities	$ 5,957,881	$--	$46,731	$ 6,004,612

*MRI Interventions, Inc. Note – Face amount of $138,512, with interest at 3.5% and 10-year maturity term. The Fund will receive a single payment of $186,991 ($138,512 plus $48,479 accrued interest payment is expected in 2020). The $186,991 payment has been present valued at an appropriate, risk adjusted rate of 20%.

_____________________

The accompanying notes are an integral part of this statement.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

The following table sets forth the changes in fair value measurements attributable to Level 3 investments during the six month period ended March 31, 2013:

	Beginning Balance Sept. 30, 2012	Net Purchases (Sales and Settlements	Total Change In Unrealized Appreciation/ Depreciation	Transfers In (Out) Of Level 3	Exercise/ Writeoff of Warrants Level 3	Ending Balance March 31, 2013

MRI Interventions, Inc. Note	$ 42,628	--	$ 4,103	--	--	$ 46,731

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized as Level 3 of the fair value hierarchy as of March 31, 2013.

	Fair Value	Valuation Techniques	Unobservable Inputs	Range of Inputs (Weighted Average)

Assets (at fair value)
Investment in Notes	$ 46,731	Discounted cash flow model	Probability of receipt	20%

NOTE 5.  INCOME TAXES
The Fund accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Fund’s assets and liabilities and the related tax basis for such assets and liabilities. This method may generate a net deferred income tax asset or liability for the Fund as of March 31, 2013, as measured by the statutory tax rate in effect as enacted. The Fund derives its net deferred income tax charge/benefit by recording a change in net deferred income tax assets or liabilities for the reporting period. At March 31, 2013, all deferred tax assets have been fully reserved through the valuation allowance.  The current interim period tax provision consists of state franchise and local taxes.

The Fund recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of March 31, 2013, the Fund has had no uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as operating expenses. The Fund currently has no federal or state tax examinations in progress.  The Fund is not subject to examinations by U.S. federal and state tax authorities for tax years before 2009.

The accompanying notes are an integral part of this statement.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

At March 31, 2013, the Fund had a gross deferred tax asset of approximately $4,078,000.  The deferred tax asset arose from tax net operating loss and capital loss carry forwards of realized and unrealized transactions of approximately $10,481,000 for federal income tax purposes and approximately $12,293,000 for state tax purposes.  The capital loss carryforwards of $1,318,851 expire in 2013 and 2016 and the net operating loss carryforwards of $3,792,609 expire during the years 2024 through 2033.  The net unrealized losses on securities investments are approximately $5,913,000.  The Fund has established a valuation allowance of $4,078,000 since management is unable to determine if the utilization of all of the future tax benefits is more likely than not to occur, and accordingly, the deferred federal, state and local tax assets of $3,564,000 and $514,000, respectively, have been fully reserved.

The effective tax rate for the Fund’s income tax liability is reconcilable to the federal statutory rate, as follows:

Statutory rate	34%
State, net of federal tax benefit	1%
Tax benefit of net operating loss	(35%)
	0%

The components of the net deferred tax asset are as follows:

Deferred Tax Asset:
Net operating and capital loss carryforwards		$ 1,906,000

Unrealized depreciation on securities investments		2,172,000

		4,078,000

Less: Valuation allowance		(4,078,000)

Net Deferred Tax Asset		$_______-0-

The accompanying notes are an integral part of this statement.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 6.  FINANCIAL INSTRUMENTS AND RISK
The Fund has historically intended to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest.  Such acquisitions are likely to require a substantial investment of the Fund’s assets and a further concentration of the Fund’s investments in particular companies or industries.  Such concentration might increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and/or industry.

In the normal course of its business, the Fund trades various financial instruments and enters into various financial transactions where the risk of potential loss due to market risk, interest rate risk, credit risk and other risks can equal the related amounts recorded.  The success of any investment activity is influenced by general economic conditions that may affect the level and volatility of equity prices, interest rates and the extent and timing of investor participation in the markets for both equity and interest rate sensitive investments.  Unexpected volatility or illiquidity in the markets in which the Fund directly or indirectly holds positions could impair its ability to carry out its business and could cause losses to be incurred.

Market risk represents the potential loss that can be caused by increases or decreases in the fair value of investments resulting from market fluctuations.

Interest rate risk is the risk that the fair value or future cash flows of fixed income or rate sensitive investments will increase or decrease because of changes in interest rates.  Generally the value of fixed income securities will change inversely with changes in interest rates.  As interest rates rise, the fair value of fixed income securities tends to decrease.  Conversely, as interest rates fall, the fair value of fixed income securities tends to increase.  This risk is generally greater for long-term securities than for short-term securities.

Credit risk represents the potential loss that would occur if counterparties fail to perform pursuant to the terms of their obligations.  In addition to its investments, the Fund is subject to credit risk to the extent a custodian or broker with whom it conducts business is unable to fulfill contractual obligations.

Liquidity risk is the risk that the Fund will not be able to raise funds to fulfill its commitments, including inability to sell investments quickly or at close to fair value.

The accompanying notes are an integral part of this statement.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

	Six Months Ended March 31,	Six Months Ended March 31,	Years Ended September 30,
	2013	2012	2012	2011	2010	2009
Per share operating performance
(For a share of capital stock outstanding throughout the period):

Net asset value – beginning of period	$3.11	$2.51	$2.51	$3.30	$3.84	$5.26

Income from investment operations:

Net investment loss	(0.07)	(0.06)	(0.12)	(0.12)	(0.14)	(0.20)

Net realized and unrealized gain (loss) on investment transactions	0.70	0.18	0.72	(0.98)	(1.15)	(2.11)

Total from investment operations	0.63	0.12	0.60	(1.10)	(1.29)	(2.31)

Assets contributed by shareholders	-	-	-	0.31	0.75	0.67

Additional shares issued to shareholder	-	-	-	-	-	.22

Total increase (decrease) in net asset value for the period	0.63	0.12	0.60	(0.79)	(0.54)	(1.42)

Net asset value – end of period	$3.74	$2.63	$3.11	$2.51	$3.30	$3.84

Number of shares outstanding at end of period	1,626,938	1,626,938	1,626,938	1,626,938	1,626,938	1,626,938

Market value at end of period	2.75	2.72	1.70	2.34	3.31	5.38

Ratios:
Expense to average net assets	1.83%*	2.67%*	4.69%*	3.65%*	4.19%*	8.97%*
Net investment (loss) to average net assets	(1.83%)*	(2.60%)*	(4.54%)*	(3.31%)*	(4.18%)*	(8.12%)*
Portfolio turnover	.71%	1.44%	25.3%	20.1%	0.00%	0.55%
Total Return (a)	61.76%	16.24%	(27.35%)	(29.31%)*	(38.48%)*	1.89%*
Ratios after giving effect to waiver of management fee *:
Expense to average net assets	1.98%	3.17%	5.67%	4.65%	5.22%	9.67%
Net investment (loss) to average net assets	1.98%	(3.10%)	(5.52%)	(4.3%)	(5.21%)	(8.82%)

(a)	Total Return. A periodic measure of a fund’s overall change in market value, which assumes the reinvestment of dividends and capital gain distributions.

*
During the periods from June 26, 2009 through November 30, 2012, the Advisor voluntarily waived its 1.00% management fee.  The Fund reinstated the management fee as of December 1, 2012 (see Note 2 to the financial statements).

The accompanying notes are an integral part of this statement.

SUPPLEMENTAL INFORMATION
(unaudited)

March 31, 2013

Board Approval of Investment Advisory Agreement

At its meeting held on October 17, 2012, the Directors of the Fund, including a majority of the Directors who are not “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940), met in person and voted to approve the continuation of the investment advisory agreement between the Fund and American Investors Advisors, Inc. (the “Adviser”) (the “Agreement”).  In reaching their decision to approve the continuation of the Agreement, the Directors considered information requested by them and provided by the Adviser.

The Directors discussed the Adviser’s capabilities with management of the Adviser and received performance information from the Adviser comparing the Fund’s one-, five- and ten-year returns with the NASDAQ Composite Index.  In addition, the Directors received from Fund counsel a memorandum discussing the legal standards for their consideration of the Agreement.  In their deliberations, the Directors did not identify any particular information that was all important or controlling, and each Director may have attributed different weight to various factors.  The Directors considered whether the continuation of the Agreement would be in the best interests of the Fund and its stockholders and whether the fee to be paid under the Agreement was fair and reasonable in relation to the services to be rendered by the Adviser.

With respect to the nature, extent and quality of the advisory services provided by the Adviser, it was noted that the Fund was the only entity utilizing the Adviser’s services and that its small size made it virtually impossible to compare it to any other similar closed-end fund.  For this reason, the Directors felt it appropriate not to use any independent analytical service to compare the Fund’s performance and expense ratio with any other closed-end fund.  The Directors determined that the Adviser’s general investment philosophy had not changed and concluded that, because of the size of the Fund and the unlikelihood that another adviser would be willing to manage a portfolio of the Fund’s size at the fee currently being paid, it was impractical for the Directors to consider a different adviser.  Based on this review, the Directors concluded that retaining the Adviser would be most appropriate for the Fund.

In assessing the fee to be paid by the Fund, the Directors noted that the Adviser had voluntarily waived its entire management fee during 2011 and through the date of the meeting.  The Directors considered the Adviser’s commitment to continue to waive its fee to control expenses, but understood that this was a voluntary waiver that could be terminated by the Adviser at any time.  The Directors also considered the fact that the Fund is not able to avail itself of the special tax treatment under the Internal Revenue Code afforded to registered investment companies and is, therefore, taxed as a corporation.  The Directors concluded that because the Fund’s extremely small size, it was difficult to control those fixed costs that were necessary to ensure proper operation and compliance.

The Directors also reviewed the Fund’s performance for the one-, five- and ten-year periods ending September 28, 2012 as provided by the Adviser.  The Directors noted that performance was unfavorable for each of the periods when measured against the NASDAQ Composite Index.  The Directors recognized that the Fund was unique in that approximately 51% of the value of its portfolio was comprised of the securities of one issuer and, therefore, was significantly dependent upon the performance of that issuer.

The Directors noted that even though the Adviser was financially sound, it had not made any profit from its services to the Fund.  They noted that, in fact, the Adviser had in the past made capital contributions to the Fund and had taken other actions that were believed to be in the best interests of the Fund’s stockholders.  The Directors recognized that since common management by the Adviser was not shared with other funds, it was difficult for the Adviser to realize economies of scale and that, as a closed-end fund, the Fund’s assets would not grow.

Based on its evaluation of all material factors, including those described above, the Directors concluded that the continuation of the Agreement was in the best interests of the Fund and its stockholders.

The accompanying notes are an integral part of this statement.

SUPPLEMENTAL INFORMATION
(UNAUDITED) (cont’d)

March 31, 2013

Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

The accompanying notes are an integral part of this statement.

THIS PAGE INTENTIONALLY LEFT BLANK

The accompanying notes are an integral part of this statement.

Item 2.                    Code of Ethics.

Not Applicable

Item 3.                    Audit Committee Financial Expert.

Not Applicable

Item 4.                    Principal Accountant Fees and Services.

Not Applicable

Item 5.                     Audit Committee of Listed Registrants.

Not Applicable

Item 6.                     Schedule of Investments.

Schedule appears as part of the report to stockholders filed in response to Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases of shares of registrant's equity securities by or on behalf of the Registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended.

Item 10.                   Submission of Matters to a Vote of Security Holders.

Since last disclosed, there have been no material changes to Registrant’s procedures by which stockholders may recommend nominees to the Board of Directors.

Item 11.                   Controls and Procedures.

(a)  Registrant's principal executive and principal financial officers conclude that registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), are effective based on their evaluation within the last 90 days of those controls and procedures as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) under the Securities Exchange Act of 1934.

(b)  There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during Registrant’s fiscal quarter ended March 31, 2013 that has materially affected, or is reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12.                   Exhibits.

(a)(2)(i)                      Certification of principal executive officer

(a)(2)(ii)                      Certification of principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engex, Inc.

By           /s/ J. Morton Davis
J. Morton Davis

Date        May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ J. Morton Davis
J. Morton Davis, President

Date        May 21, 2013

By           /s/ Michael Siciliano
Michael Siciliano, Treasurer

Date       May 21, 2013

Exhibit (a)(1)

I, J. Morton Davis, certify that:

1.           I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2.           Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.           Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.           The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.           The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 21, 2013
Date

/s/ J. Morton Davis
J. Morton Davis
President

Exhibit (a)(2)

I, Michael Siciliano, certify that:

1.           I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2.           Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.           Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.           The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.           The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 21, 2013
Date

/s/ Michael Siciliano
Michael Siciliano
Treasurer

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2011 of Engex, Inc. (the "Registrant").

I, Michael Siciliano, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge:

1.           the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2.           the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

May 21, 2013
Date

/s/ Michael Siciliano
Michael Siciliano
Treasurer

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2011 of Engex, Inc. (the "Registrant").

I, J. Morton Davis, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge:

1.           the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2.           the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

May 21, 2013
Date

/s/ J. Morton Davis
J. Morton Davis
President

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.